UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-262701-08

Central Index Key Number of issuing entity: 0002049534

Benchmark 2025-V13 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-262701

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

Central Index Key Number: 0001701238

Goldman Sachs Mortgage Company

Central Index Key Number: 0001541502

Barclays Capital Real Estate Inc.

Central Index Key Number: 0001549574

German American Capital Corporation

Central Index Key Number: 0001541294

Bank of Montreal

Central Index Key Number: 0000927971

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: July 29, 2025	By:	/s/ Richard Simpson
	Name:	Richard Simpson
	Title:	President